Annual Total Returns[BarChart] - Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF - Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF	2015	2016	2017	2018	2019
Total	28.71%	(22.29%)	6.83%	(36.32%)	24.86%